COMMITMENTS	9 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 5 - COMMITMENTS

On June 11, 2012, the Company entered into an option agreement that was amended on May 6, 2015 with Arden Larson, an unrelated party, to purchase a 100% interest in the Klondike Project (“Klondike”) that currently includes 109 unpatented mining claims. Klondike is located in the Alpha Mining District about 40 miles north of Eureka, Nevada.

The remaining amount due to Mr. Larson of the amended price of $365,000 is payable on the following schedule, see Note 3 for description of 2015 payment:

Klondike Project - Payment Date	Payment Amount
June 11, 2016	$15,000
June 11, 2017	$20,000
June 11, 2018	$25,000
June 11, 2019	$30,000
June 11, 2020	$35,000
June 11, 2021	$40,000
June 11, 2022	$45,000

The Company has the option to buy-down the royalty component by making payments of $500,000 per 0.25% of base net smelter return royalties for gold, silver and other products to Mr. Larson based on the following schedule:

Product	Base net smelter return royalty	Average market price	Maximum buy-down net smelter return royalty
GOLD	1.00	Less than $1,200/troy oz.	0.50
	1.50	$1,201 to $1,600/troy oz.	0.75
	2.00	$1,601 to $2,000/troy oz.	1.00
	2.50	$2,001 to $2,400/troy oz.	1.25
	3.00	$2,401 to $2,800/troy oz.	1.50
	3.50	$2,801 to $3,200/troy oz.	1.75
	4.00	Greater than $3,200/troy oz.	2.00

SILVER	1.00	Less than $15/troy oz.	0.50

	1.50	$15.01 to $30/troy oz.	0.75
	2.00	$30.01 to $45/troy oz.	1.00
	2.50	$45.01 to $60/troy oz.	1.25
	3.00	$60.01 to $75/troy oz.	1.50
	3.50	$75.01 to $90/troy oz.	1.75
	4.00	Greater than $90/troy oz.	2.00

OTHER	2.00	As determined by products	1.00

Per the amendment the Company has no remaining work commitments as part of the option agreements.

On March 23, 2015 (“Effective Date”), RMM entered into a Mineral Lease and Option to Purchase Agreement (“Barrick Agreement”) with Barrick Bullfrog Inc. (“Barrick Bullfrog”) involving patented mining claims, unpatented mining claims, and mill site claims (“Properties”) located three miles west of Beatty, Nevada. These Properties are strategically located adjacent to the Company’s Bullfrog Gold Project and include two patents that cover the SW half of the Montgomery-Shoshone (M-S) open pit gold mine. In October 2014 the Company optioned the NE half of the M-S pit and now controls the entire pit.

RMM shall expend as minimum work commitments for the benefit of the Properties prior to the 5th anniversary of the Effective Date per the schedule below:

Anniversary of Effective Date	Minimum Project Work Commitment ($)
First	100,000
Second	200,000
Third	300,000
Fourth	400,000
Fifth	500,000